SHAREHOLDERS' EQUITY (Schedule of Stock Option Activity) (Details) - $ / shares	1 Months Ended	5 Months Ended	12 Months Ended
	Feb. 23, 2021	May 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Number of options
Granted	300,000	452,020
2019 Plan [Member]
Number of options
Options outstanding		219,456	219,456	219,456	0
Granted			752,020	0	219,456
Forfeited			0	0	0
Exercised			0	0	0
Options outstanding			971,476	219,456	219,456
Exercisable at the end of the year			361,280	200,269	156,386
Weighted-average exercise price
Outstanding at the beginning of the year		$ 2.62	$ 2.62	$ 2.62	$ 0
Granted			5.07	0	2.62
Forfeited			0	0	0
Exercised			0	0	0
Outstanding at the end of the year			4.51	2.62	2.62
Exercisable at the end of the year			$ 3.58	$ 2.55	$ 2.77
Employees and Directors [Member] | 2019 Plan [Member]
Number of options
Options outstanding		219,456	219,456
Granted			752,020
Options outstanding			971,746	219,456
Exercisable at the end of the year			361,280
Weighted-average exercise price
Outstanding at the beginning of the year		$ 2.62	$ 2.62
Granted			5.06
Outstanding at the end of the year			4.51	$ 2.62
Exercisable at the end of the year			$ 3.58
Weighted-average remaining contractual term
Outstanding at the beginning of the year			8 years 8 months 19 days	8 years 6 months 21 days
Granted			9 years 18 days
Exercisable at the end of the year			8 years 1 month 20 days